Loans Payable to Third Parties	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Loans Payable to Third Parties
12.	LOANS PAYABLE TO THIRD PARTIES
In 2019, Puxin Education issued secured
de
b
ts
amounted to
 RMB384,100 under the directed financing schemes and registered with competent financial asset exchanges in PRC
.
The
annual interest rate ranged from 7.0% to 9.5%
and the term
s
of the secured
debts w
ere
3-12 months
.

Taiyuan
Puxin Culture and Arts Co., Ltd (“Taiyuan Puxin Arts”), Shanghai
Global Career Education & Technology Holdings Limited (“Shanghai GEDU”), Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the agreements, 100%
equity interests of a certain subsidiary and tuition collection rights of certain schools were pledged for the secured debts
. Secured
debts

amounted to
 RMB133,200

were repaid at maturity date as of December 31, 2019 and the remaining amount, at
 RMB250,900
, was fully repaid as of December 31, 2020.
The Group

entered into other three loan agreements in a total amount of RMB162,938 with a group of lenders in 2019. The annual interest rate ranged from nil to 14% and the terms of the loans ranged from 6 month
s
to 12 months. Mr. Yunlong Sha was guarantor under the loan agreements, and tuition collection rights of certain schools were pledged for the loans.

Loans amounted to RMB42,052
were repaid at maturity date as of December 31, 2020. The maturity date of loans amounted to
 RMB100,000
and
RMB20,886
were extended to May 2021 and June 2022, according to each of respective amendment agreements.
In 2020, Puxin Education issued secured
debts
amounted to
RMB106,100
under the directed financing schemes and registered with competent financial asset exchanges in PRC. The annual interest rate ranged from
7.0% to 9.2%
and the term
s
of the secured
debts were
3-12
months. Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song are joint guarantors under the agreements, and tuition collection rights of certain schools were pledged for the secured debts
. Secured
debts
amounted to
 RMB19,500
were repaid at maturity date as of December 31, 2020.
The Group entered into other six loan agreements in a total amount of RMB220,046 with a group of lenders in 2020. The annual interest rate ranged from nil to 15% and the terms of the loans ranged from

12 months
 to 36
months. Mr. Yunlong Sha is guarantor under the loan agreements, and
70%
equity interests of a subsidiary was pledged for one of the loans.
One loan agreement defines events of default including, but not limited to, the entry of one or more judgments against Prepshine HK or Mr. Yunlong Sha (the “Borrowers”) by any court, tribunal, arbitration, or any other legal proceeding calling for the payment by any Borrower of more than USD10,000 in the aggregate.

Loans amounted to
RMB
2,501
were repaid at maturity date as of December 31, 2020.
For the years ended December 31,
 2018,
2019 and 2020, the Group recognized interest expense of

RMB2,433
,
 RMB20,451 and RMB39,336 for the loans
, respectively.